LEASES (Schedule of Right-of-use Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure Of Leases [Line Items]
As of January 1,		¥ 616		¥ 1,803
Addition		1,439
Depreciation charge		(976)		(1,187)
As of December 31,		1,079		616	1,803
USD [Member]
Disclosure Of Leases [Line Items]
As of January 1, | $	$ 94		$ 276
Addition | $	220
Depreciation charge | $	(149)		(182)
As of December 31, | $	$ 165		$ 94
Buildings [Member]
Disclosure Of Leases [Line Items]
As of January 1,		616		1,803
Addition		1,439
Depreciation charge		(976)		(1,187)
As of December 31,		¥ 1,079		¥ 616	¥ 1,803